Form N-1A Cover	Apr. 15, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Mercer Funds
Entity Central Index Key	0001320615
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 15, 2025
Prospectus Date	Jul. 31, 2024